Consolidated Statements of Changes in Equity ₪ in Millions, $ in Millions	Attributable to owners of the Company Share Capital [Member] ILS (₪)	Attributable to owners of the Company Share premium ILS (₪)	Attributable to owners of the Company Receipts on account of share options ILS (₪)	Attributable to owners of the Company Capital reserve [Member] ILS (₪)	Attributable to owners of the Company Retained earnings [Member] ILS (₪)	Attributable to owners of the Company Total [Member] ILS (₪)	Non-controlling interests [Member] ILS (₪)	ILS (₪)	Convenience translation into U.S. dollar [Member] USD ($)	Convenience translation into U.S. dollar [Member] ILS (₪)
Balance at Dec. 31, 2016	₪ 1			₪ (1)	₪ 1,322	₪ 1,322	₪ 18	₪ 1,340
Comprehensive income (loss) for the year
Profit loss for the year					112	112	1	113
Other comprehensive income (loss) for the year, net of tax				1		1		1
Transactions with owners, recognized directly in equity
Share based payments					2	2		2
Derecognition of non-controlling interests due to loss of control in a consolidated company							(15)	(15)
Balance at Dec. 31, 2017	1				1,436	1,437	4	1,441
Transactions with owners, recognized directly in equity
Effect of initial application of IFRS 9					(36)	(36)		(36)
Profit loss for the year					(62)	(62)	(2)	(64)
Other comprehensive income (loss) for the year, net of tax					(1)	(1)		(1)
Share based payments					2	2		2
Equity offering		259	17			276		276
Exercise of share options		66	(7)			59		59
Balance at Dec. 31, 2018	1	325	10		1,339	1,675	2	1,677	$ 485
Comprehensive income (loss) for the year
Profit loss for the year					(107)	(107)		(107)	(31)
Other comprehensive income (loss) for the year, net of tax					(4)	(4)		(4)	(1)
Transactions with owners, recognized directly in equity
Share based payments					8	8		8	3
Equity offering	1	283	25			309		309	90
Expiration of share options		10	(10)
Exercise of share options		5	(1)			4		4	1
Balance at Dec. 31, 2019	₪ 2	₪ 623	₪ 24		₪ 1,236	₪ 1,885	₪ 2	₪ 1,887	$ 547